CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	950,000,000	950,000,000	950,000,000
Common stock, issued (in shares)	84,971,465	84,610,114	65,772,001
Common stock, outstanding (in shares)	84,971,465	84,610,114	65,772,001